THE VALIANT FUND
                                  (the "Trust")

                    Supplement dated December 15, 1998 to the
                       Prospectus Dated December 15, 1998




Change in Address

The current address for the Trust, the Manager and the Distributor is 1800 Second Street, Suite 757, Sarasota, FL 34236.

                           ----------------------------------


The above revisions are effective immediately. Except as indicated in the Supplement, all addresses described in the Trust's Prospectus remain unchanged.

                                THE VALIANT FUND
                                  (the "Trust")

                    Supplement dated December 15, 1998 to the
           Statement of Additional Information Dated December 15, 1998




Change in Address

The current address for the Trust, the Manager and the Distributor is 1800 Second Street, Suite 757, Sarasota, FL 34236.


                           ----------------------------------


The above revisions are effective immediately. Except as indicated in the Supplement, all addresses described in the Trust's Prospectus remain unchanged.